Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

International Drawdown Managed Equity ETF (IDME)
(the “Fund”)
March 2, 2023
Supplement to the Summary Prospectus dated August 31, 2022

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME, TICKER, INVESTMENT OBJECTIVE, MANAGEMENT FEE, INVESTMENT STRATEGIES, AND INVESTMENT POLICIES EFFECTIVE ON OR ABOUT MAY 1, 2023, AS DESCRIBED BELOW.

The following information supplements and should be read in conjunction with the Fund’s Prospectus and SAI.
At the recommendation of Aptus Capital Advisors, LLC, the Fund’s investment adviser, the Board of Trustees of ETF Series Solutions has approved changes to the Fund’s name, ticker symbol, investment objective, investment strategies, and management fee. These changes are scheduled to go into effect on or about May 1, 2023. In addition, on or about May 1, 2023, the Fund’s website will change.
Change to the Fund’s Name, Ticker Symbol, Investment Objective, and Website

	Current	New
Fund Name	International Drawdown Managed Equity ETF	Aptus International Enhanced Yield ETF
Ticker Symbol	IDME	IDUB
Investment Objective	The Fund seeks capital appreciation with downside protection.	The Fund seeks capital appreciation and current income.
Website	www.aptusetfs.com/funds/idme	www.aptusetfs.com/funds/idub
Changes to the Fund’s Principal Investment Strategy
In conjunction with the change to the Fund’s investment objective, the section entitled “Principal Investment Strategies of the Fund” with respect to the Fund is deleted in its entirety and will be replaced with the following:
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund invests primarily in a portfolio of other ETFs that invest in equity securities of non-U.S. (international) companies in developed and emerging markets throughout the world (the “Equity Strategy”), and invests the remainder of its assets in equity-linked notes (“ELNs”) to generate income (the “ELN” strategy).
The Fund may also invest in depositary receipts representing individual equity securities of non-U.S. companies of any size, although such depositary receipts will generally comprise less than 20% of the Fund’s net assets.
Equity Strategy
Through its Equity Strategy, under normal circumstances, the Fund invests approximately 90% of its assets in other ETFs that invest in the equity securities of non-U.S. companies. The Fund may also invest in common stocks and depositary receipts as part of its Equity Strategy.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally expects to allocate approximately 40–80% of the Fund’s exposure to developed markets and approximately 10–40% to emerging markets. Aptus selects the ETFs in which the Fund invests based on a variety of characteristics, including the particular geographic exposure provided by the portfolio of securities held by the ETF, the cost to invest in and trade the ETF’s shares, and the size of the ETF, among others. Aptus selects the individual depositary receipts in which the Fund invests based on a company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth.
ELN Strategy
In order to generate income, the Fund typically invests approximately 10% of its net assets in ELNs. ELNs are investment products structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and designed to offer a return linked to the underlying instruments within the ELN.

ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of a non-U.S. equity ETF, non-U.S. equity index, or individual non-U.S. equity securities (the “Underlying Instruments”) and option spreads in a single note form. Option spreads consist of (i) writing (selling) call options on the Underlying Instruments, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the Underlying Instrument.
The ELNs provide recurring cash flow to the Fund based on the premiums from the call options the ELNs write and are an important source of the Fund’s return. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the ELN’s Underlying Instruments plus the cost to structure the ELN. Upon the maturity of the note, the Fund generally receives the par value of the note, plus interest, plus or minus a return based on the appreciation or depreciation of the Underlying Instruments.
The Fund invests in ELNs to enhance the Fund’s yield (i.e., for income generation from premiums on options sold and capital appreciation potential). When the Fund invests in ELNs, the Fund receives cash but this limits the Fund’s opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN.
The ELNs in which the Fund invests generate interest, which is paid following the maturity of the ELN. The ELNs in which the Fund invests are highly customizable, individually negotiated, bilateral instruments that typically have a maturity between one week and six months. The Fund caps its exposure to ELNs with a single counterparty at 5% of the Fund’s assets. The ELNs in which the Fund invests may not be sold to third parties. In order to redeem an ELN, the Adviser would sell back the ELN to the issuing counterparty and unwind the components of the ELN (i.e., the Underlying Instruments and the options spread).
In selecting ELNs for the Fund, the Adviser considers the potential income the Underlying Instruments will generate and the potential gains or losses that could be experienced by the Underlying Instruments, as well as the liquidity of the Underlying Instruments and the maturity of the ELN.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Adviser may actively and frequently purchase and sell securities for the Fund.
Changes to the Fund’s Management Fee
Effective on or about May 1, 2023, the Fund’s management fee will be reduced to an annual rate of 0.39% of the Fund’s average daily net assets. In conjunction with such change, the following information will replace the “Fees and Expenses of the Fund” and “Expense Example” sections of the Summary Prospectus.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.43%

1 Restated to reflect the Fund’s contractual management fee effective May 1, 2023.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542
Changes to the Fund’s Principal Investment Risks
Effective on or about May 1, 2023, the following changes will apply to the “Principal Investment Risks” section of the Summary Prospectus:
•The following risks are deleted: Derivatives Risk, Equity Market Risk, Small Capitalization Investing Risk, Tail Hedge Risk, and Tax Risk.
•The following risks are added:
◦Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
◦ELNs Risk. Investing in ELNs may be more costly to a Fund than if the Fund had invested in the Underlying Instruments directly. Investments in ELNs often have risks similar to the Underlying Instruments, which include market risk, foreign securities risk, and currency risk. The Underlying Instruments of the ELN involve the use of options under the terms defined in the ELN itself. Due to the utilization of options and depending on the terms of the ELN, the ELN may be sensitive to leverage risk. That leverage risk is limited to the change in the value of the ELN and its terms. Investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of a single underlying reference asset, basket of stocks, or index of equity securities. The Fund’s losses from investing in an ELN is limited to the principal amount that the Fund invested in such ELN. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the Underlying Instruments move in an unexpected manner, a Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the entire principal investment. Investments in ELNs are also subject to liquidity risk, meaning that ELNs may be difficult to sell and value. A lack of liquidity of an ELN may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the Underlying Instruments. ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of these investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.
◦Market Risk. The trading prices of the securities held by the Fund, as well as the Underlying Instruments of the ELNs, fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. Local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. As a result, an investor could lose money over short or long periods of time.
•The “Emerging Markets Risk” paragraph is supplemented to include the following:
◦Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
•The “Market Capitalization Risk – Large-Capitalization Investing” paragraph is supplemented to include the following:
◦The Fund’s performance may be adversely affected if securities of large cap companies outperform the market as a whole because the Fund invests in ELNs with short call option spreads on large cap equities. Because ELNs generate income from premiums on options sold and are subject to limited upside appreciation given their use of short call option spreads on large cap equities, the outperformance of, or volatility related to, large cap companies may adversely impact the ELN’s performance, which in turn may adversely impact Fund performance.
•The “Market Capitalization Risk – Mid-Capitalization Investing” paragraph is supplemented to include the following:
◦The Fund’s performance may be adversely affected if securities of mid cap companies outperform the market as a whole because the Fund invests in ELNs with short call option spreads on mid cap equities. Because ELNs generate income from premiums on options sold and are subject to limited upside appreciation given their use of short call option spreads on mid cap equities, the outperformance of, or volatility related to, mid cap companies may adversely impact the ELN’s performance, which in turn may adversely impact Fund performance.
•The “Options Risk” paragraph is replaced with the following:
◦Options Risk. The Fund invests in ELNs that utilize call options. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. The use of options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. Purchasing options involves the payment of premiums, which may adversely affect the ELNs, and, consequently, the Fund’s performance. Purchased options may expire worthless resulting in the ELN’s loss of the premium it paid for the option. When selling an option, the ELN will receive a premium; however, this premium may not be enough to offset a loss incurred by the ELN if the price of the underlying asset is above the strike price by an amount equal to or greater than the premium. In addition, to the extent a written option that is part of an option spread strategy is exercised, the corresponding option purchased by the ELN to mitigate losses as part of an option spread strategy is not expected to offset all losses from the written option.

Please retain this Supplement with your Summary Prospectus for your future reference.

International Drawdown Managed Equity ETF (IDME)
(the “Fund”)
March 2, 2023
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated August 31, 2022

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME, TICKER, INVESTMENT OBJECTIVE, MANAGEMENT FEE, INVESTMENT STRATEGIES, AND INVESTMENT POLICIES EFFECTIVE ON OR ABOUT MAY 1, 2023, AS DESCRIBED BELOW.

The following information supplements and should be read in conjunction with the Fund’s Prospectus and SAI.
At the recommendation of Aptus Capital Advisors, LLC, the Fund’s investment adviser, the Board of Trustees of ETF Series Solutions has approved changes to the Fund’s name, ticker symbol, investment objective, investment strategies, and management fee. These changes are scheduled to go into effect on or about May 1, 2023. In addition, on or about May 1, 2023, the Fund’s website will change.
Change to the Fund’s Name, Ticker Symbol, Investment Objective, and Website

	Current	New
Fund Name	International Drawdown Managed Equity ETF	Aptus International Enhanced Yield ETF
Ticker Symbol	IDME	IDUB
Investment Objective	The Fund seeks capital appreciation with downside protection.	The Fund seeks capital appreciation and current income.
Website	www.aptusetfs.com/funds/idme	www.aptusetfs.com/funds/idub
Changes to the Fund’s Principal Investment Strategy
In conjunction with the change to the Fund’s investment objective, the section entitled “Principal Investment Strategies of the Fund” with respect to the Fund is deleted in its entirety and will be replaced with the following:
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund invests primarily in a portfolio of other ETFs that invest in equity securities of non-U.S. (international) companies in developed and emerging markets throughout the world (the “Equity Strategy”), and invests the remainder of its assets in equity-linked notes (“ELNs”) to generate income (the “ELN” strategy).
The Fund may also invest in depositary receipts representing individual equity securities of non-U.S. companies of any size, although such depositary receipts will generally comprise less than 20% of the Fund’s net assets.
Equity Strategy
Through its Equity Strategy, under normal circumstances, the Fund invests approximately 90% of its assets in other ETFs that invest in the equity securities of non-U.S. companies. The Fund may also invest in common stocks and depositary receipts as part of its Equity Strategy.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally expects to allocate approximately 40–80% of the Fund’s exposure to developed markets and approximately 10–40% to emerging markets. Aptus selects the ETFs in which the Fund invests based on a variety of characteristics, including the particular geographic exposure provided by the portfolio of securities held by the ETF, the cost to invest in and trade the ETF’s shares, and the size of the ETF, among others. Aptus selects the individual depositary receipts in which the Fund invests based on a company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth.
ELN Strategy
In order to generate income, the Fund typically invests approximately 10% of its net assets in ELNs. ELNs are investment products structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and designed to offer a return linked to the underlying instruments within the ELN.
ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of a non-U.S. equity ETF, non-U.S. equity index, or individual non-U.S. equity securities (the “Underlying

Instruments”) and option spreads in a single note form. Option spreads consist of (i) writing (selling) call options on the Underlying Instruments, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the Underlying Instrument.
The ELNs provide recurring cash flow to the Fund based on the premiums from the call options the ELNs write and are an important source of the Fund’s return. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the ELN’s Underlying Instruments plus the cost to structure the ELN. Upon the maturity of the note, the Fund generally receives the par value of the note, plus interest, plus or minus a return based on the appreciation or depreciation of the Underlying Instruments.
The Fund invests in ELNs to enhance the Fund’s yield (i.e., for income generation from premiums on options sold and capital appreciation potential). When the Fund invests in ELNs, the Fund receives cash but this limits the Fund’s opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN.
The ELNs in which the Fund invests generate interest, which is paid following the maturity of the ELN. The ELNs in which the Fund invests are highly customizable, individually negotiated, bilateral instruments that typically have a maturity between one week and six months. The Fund caps its exposure to ELNs with a single counterparty at 5% of the Fund’s assets. The ELNs in which the Fund invests may not be sold to third parties. In order to redeem an ELN, the Adviser would sell back the ELN to the issuing counterparty and unwind the components of the ELN (i.e., the Underlying Instruments and the options spread).
In selecting ELNs for the Fund, the Adviser considers the potential income the Underlying Instruments will generate and the potential gains or losses that could be experienced by the Underlying Instruments, as well as the liquidity of the Underlying Instruments and the maturity of the ELN.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Adviser may actively and frequently purchase and sell securities for the Fund.
Changes to the Fund’s Management Fee
Effective on or about May 1, 2023, the Fund’s management fee will be reduced to an annual rate of 0.39% of the Fund’s average daily net assets. In conjunction with such change, the following information will replace the “Fees and Expenses of the Fund” and “Expense Example” sections of the Prospectus.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.43%

1 Restated to reflect the Fund’s contractual management fee effective May 1, 2023.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542

Changes to the Fund’s Principal Investment Risks
Effective on or about May 1, 2023, the following changes will apply to the “Principal Investment Risks” section of the Prospectus:
•The following risks are deleted: Derivatives Risk, Equity Market Risk, Small Capitalization Investing Risk, Tail Hedge Risk, and Tax Risk.
•The following risks are added:
◦Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
◦ELNs Risk. Investing in ELNs may be more costly to a Fund than if the Fund had invested in the Underlying Instruments directly. Investments in ELNs often have risks similar to the Underlying Instruments, which include market risk, foreign securities risk, and currency risk. The Underlying Instruments of the ELN involve the use of options under the terms defined in the ELN itself. Due to the utilization of options and depending on the terms of the ELN, the ELN may be sensitive to leverage risk. That leverage risk is limited to the change in the value of the ELN and its terms. Investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of a single underlying reference asset, basket of stocks, or index of equity securities. The Fund’s losses from investing in an ELN is limited to the principal amount that the Fund invested in such ELN. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the Underlying Instruments move in an unexpected manner, a Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the entire principal investment. Investments in ELNs are also subject to liquidity risk, meaning that ELNs may be difficult to sell and value. A lack of liquidity of an ELN may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the Underlying Instruments. ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of these investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.
◦Market Risk. The trading prices of the securities held by the Fund, as well as the Underlying Instruments of the ELNs, fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. Local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. As a result, an investor could lose money over short or long periods of time.
•The “Emerging Markets Risk” paragraph is supplemented to include the following:
◦Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.

•The “Market Capitalization Risk – Large-Capitalization Investing” paragraph is supplemented to include the following:
◦The Fund’s performance may be adversely affected if securities of large cap companies outperform the market as a whole because the Fund invests in ELNs with short call option spreads on large cap equities. Because ELNs generate income from premiums on options sold and are subject to limited upside appreciation given their use of short call option spreads on large cap equities, the outperformance of, or volatility related to, large cap companies may adversely impact the ELN’s performance, which in turn may adversely impact Fund performance.
•The “Market Capitalization Risk – Mid-Capitalization Investing” paragraph is supplemented to include the following:
◦The Fund’s performance may be adversely affected if securities of mid cap companies outperform the market as a whole because the Fund invests in ELNs with short call option spreads on mid cap equities. Because ELNs generate income from premiums on options sold and are subject to limited upside appreciation given their use of short call option spreads on mid cap equities, the outperformance of, or volatility related to, mid cap companies may adversely impact the ELN’s performance, which in turn may adversely impact Fund performance.
•The “Options Risk” paragraph is replaced with the following:
◦Options Risk. The Fund invests in ELNs that utilize call options. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. The use of options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. Purchasing options involves the payment of premiums, which may adversely affect the ELNs, and, consequently, the Fund’s performance. Purchased options may expire worthless resulting in the ELN’s loss of the premium it paid for the option. When selling an option, the ELN will receive a premium; however, this premium may not be enough to offset a loss incurred by the ELN if the price of the underlying asset is above the strike price by an amount equal to or greater than the premium. In addition, to the extent a written option that is part of an option spread strategy is exercised, the corresponding option purchased by the ELN to mitigate losses as part of an option spread strategy is not expected to offset all losses from the written option.
Changes to Additional Information about the Fund
Effective on or about May 1, 2023, the following information supplements the “Additional Information About the Fund–Principal Investment Strategy” section of the Prospectus:
The ELNs in which the Fund invests are prepaid at the time they are assumed by the Fund. There is no continuing payment obligation for the Fund.
The following changes will apply to the “Additional Information about the Fund–Additional Information About the Fund’s Principal Risks” section of the Prospectus:
•The following risks are deleted: Derivatives Risk, Equity Market Risk, Small Capitalization Investing Risk, Tail Hedge Risk, and Tax Risk.
•The following paragraphs are added:
◦Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
◦ELNs Risk. Investing in ELNs may be more costly to a Fund than if the Fund had invested in the Underlying Instruments directly. Investments in ELNs often have risks similar to the Underlying Instruments, which include market risk and, as applicable, foreign securities and currency risk. The Underlying Instruments of the ELN involve the use of options under the terms defined in the ELN itself. Due to the utilization of options and depending on the terms of the ELN, the ELN may be sensitive to leverage risk. That leverage risk is limited to the change in the value of the ELN and its terms. The Fund’s losses from investing in an ELN is limited to the principal amount that the Fund invested in such ELN. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the Underlying Instruments move in an unexpected manner, a Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the Underlying Instruments. ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of these investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. If the ELN is held to maturity, the issuer would pay to the purchaser the Underlying Instrument’s value at maturity with any necessary adjustments. The holder of an ELN that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying equity security, but typically does not receive voting rights as it would if it directly owned the underlying equity security. Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of a single underlying reference asset, basket of stocks, or index of equity securities.
◦Market Risk. The trading prices of the securities held by the Fund, as well as the Underlying Instruments of the ELNs, fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. Local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. As a result, an investor could lose money over short or long periods of time.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
◦The “Market Capitalization Risk – Large-Capitalization Investing” paragraph is supplemented to include the following:
▪The Fund’s performance may be adversely affected if securities of large cap companies outperform the market as a whole because the Fund invests in ELNs with short call option spreads on large cap equities. Because ELNs generate income from premiums on options sold and are subject to limited upside appreciation given their use of short call option spreads on large cap equities, the outperformance of, or volatility related to, large cap companies may adversely impact the ELN’s performance, which in turn may adversely impact Fund performance.
•The “Market Capitalization Risk – Mid-Capitalization Investing” paragraph is supplemented to include the following:
◦The Fund’s performance may be adversely affected if securities of mid cap companies outperform the market as a whole because the Fund invests in ELNs with short call option spreads on mid cap equities. Because ELNs generate income from premiums on options sold and are subject to limited upside appreciation given their use of short call option spreads on mid cap equities, the outperformance of, or volatility related to, mid cap companies may adversely impact the ELN’s performance, which in turn may adversely impact Fund performance.
•The “Options Risk” paragraph is replaced with the following:
◦Options Risk. The Fund invests in ELNs that utilize call options. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. The use of options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. Purchasing options involves the payment of premiums, which may adversely affect the ELNs, and, consequently, the Fund’s performance. Purchased options may expire worthless resulting in the ELN’s loss of the premium it paid for the option. When selling an option, the ELN will receive a premium; however, this premium may not be enough to offset a loss incurred by the ELN if the price of the underlying asset is above the strike price by an amount equal to or greater than the premium. In addition, to the extent a written option that is part of an option spread strategy is exercised, the corresponding option purchased by the ELN to mitigate losses as part of an option spread strategy is not expected to offset all losses from the written option.
Changes to the Fund’s Non-Fundamental Investment Restrictions
Effective on or about May 1, 2023, the Fund’s non-fundamental policy to invest, under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in equity securities, as listed under the “Investment Restrictions” section in the SAI, is deleted.
Please retain this Supplement with your Prospectus and SAI for your future reference.